UNAUDITED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended
	Jun. 30, 2021	Mar. 31, 2021
Income Statement [Abstract]
REVENUES	$ 0
OPERATING EXPENSES
Accounting and audit fees	8,392
Research and development	136,291
Legal fees	719
Directors fees
General and administrative expenses	5,158
TOTAL OPERATING EXPENSES	150,560
LOSS FROM OPERATIONS	(150,560)
OTHER INCOME (EXPENSE)
Miscellaneous sale
TOTAL OTHER INCOME (EXPENSE)
PROVISION FOR INCOME TAXES
NET LOSS	$ (150,560)	$ (343,033)
NET LOSS PER SHARE: BASIC AND DILUTED	$ (0.00)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING: BASIC AND DILUTED	754,280,000